Condensed Consolidating Financial Statements - Condensed Consolidating Balance Sheet (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,555	$ 1,561	$ 1,760	$ 4,056
Trade receivables	230	283
Accounts receivable	252	577
Investments	78	86
Inventories	717	796
Stockpiles and ore on leach pads	805	786
Deferred income tax assets	246	195
Other current assets	1,006	1,661
Current assets	4,889	5,945
Property, plant and mine development, net	14,277	18,010
Investments	439	1,446
Stockpiles and ore on leach pads	2,680	2,896
Deferred income tax assets	1,478	404
Other long-term assets	844	872
Total assets	24,607	29,573	26,041
LIABILITIES
Debt	595	10
Accounts payable	478	657
Employee-related benefits	341	339
Income and mining taxes	13	51
Other current liabilities	1,313	2,084
Current liabilities	2,740	3,141
Debt	6,145	6,288
Reclamation and remediation liabilities	1,513	1,457
Deferred income tax liabilities	635	858
Employee-related benefits	323	586
Other long-term liabilities	342	372
Total liabilities	11,698	12,702
Equity
Newmont stockholders' equity	9,993	13,696
Noncontrolling interests	2,916	3,175
Total equity	12,909	16,871	15,701	15,680
Total liabilities and equity	24,607	29,573
As Previously Reported [Member]
Assets
Total assets	24,764	29,650
LIABILITIES
Employee-related benefits	325
Total liabilities	11,700
Equity
Newmont stockholders' equity	10,141	13,773
Noncontrolling interests	2,923
Total equity	13,064	16,948
Total liabilities and equity	24,764	29,650
Revision and Co-product Reclassification [Member]
Assets
Total assets	(157)	(77)
LIABILITIES
Employee-related benefits	(2)
Total liabilities	(2)
Equity
Newmont stockholders' equity	(148)	(77)
Noncontrolling interests	(7)
Total equity	(155)	(77)
Total liabilities and equity	(157)	(77)
Newmont Mining Corporation [Member]
Assets
Accounts receivable		20
Intercompany receivable	1,400	2,748
Investments	22	58
Deferred income tax assets	3
Current assets	1,425	2,826
Property, plant and mine development, net	32
Investments in subsidiaries	13,982	16,522
Deferred income tax assets	694	791
Long-term intercompany receivable	3,204	3,907
Other long-term assets	46	52
Total assets	19,383	24,098
LIABILITIES
Debt	561
Intercompany payable	3,092	3,969
Other current liabilities	71	71
Current liabilities	3,724	4,040
Debt	5,556	6,069
Employee-related benefits	5	5
Long-term intercompany payable	196	381
Total liabilities	9,481	10,495
Equity
Newmont stockholders' equity	9,902	13,603
Total equity	9,902	13,603
Total liabilities and equity	19,383	24,098
Newmont Mining Corporation [Member] | As Previously Reported [Member]
Assets
Accounts receivable		20
Intercompany receivable	1,400	2,748
Investments	22	58
Deferred income tax assets	3
Current assets	1,425	2,826
Property, plant and mine development, net	32
Investments in subsidiaries	14,130	16,599
Deferred income tax assets	694	791
Long-term intercompany receivable	3,204	3,907
Other long-term assets	46	52
Total assets	19,531	24,175
LIABILITIES
Debt	561
Intercompany payable	3,092	3,969
Other current liabilities	71	71
Current liabilities	3,724	4,040
Debt	5,556	6,069
Employee-related benefits	5	5
Long-term intercompany payable	196	381
Total liabilities	9,481	10,495
Equity
Newmont stockholders' equity	10,050	13,680
Total equity	10,050	13,680
Total liabilities and equity	19,531	24,175
Newmont Mining Corporation [Member] | Revision and Co-product Reclassification [Member]
Assets
Investments in subsidiaries	(148)	(77)
Total assets	(148)	(77)
Equity
Newmont stockholders' equity	(148)	(77)
Total equity	(148)	(77)
Total liabilities and equity	(148)	(77)
Newmont USA [Member]
Assets
Cash and cash equivalents	428	342	10	2,311
Trade receivables	21	57
Accounts receivable	23	10
Intercompany receivable	6,089	6,276
Investments	1	7
Inventories	146	147
Stockpiles and ore on leach pads	358	245
Deferred income tax assets	157	109
Other current assets	73	48
Current assets	7,296	7,241
Property, plant and mine development, net	3,026	2,869
Investments	7	6
Investments in subsidiaries	5,158	5,427
Stockpiles and ore on leach pads	512	448
Deferred income tax assets	466	146
Long-term intercompany receivable	62	45
Other long-term assets	223	172
Total assets	16,750	16,354
LIABILITIES
Debt	1
Accounts payable	80	97
Intercompany payable	5,404	5,240
Employee-related benefits	175	149
Income and mining taxes		16
Other current liabilities	161	175
Current liabilities	5,821	5,677
Debt	7	1
Reclamation and remediation liabilities	176	183
Deferred income tax liabilities	23	24
Employee-related benefits	169	385
Other long-term liabilities	20	13
Total liabilities	6,216	6,283
Equity
Newmont stockholders' equity	10,534	10,071
Total equity	10,534	10,071
Total liabilities and equity	16,750	16,354
Newmont USA [Member] | As Previously Reported [Member]
Assets
Cash and cash equivalents	428	342	10	2,311
Trade receivables	21	23
Accounts receivable	23	10
Intercompany receivable	6,089	7,052
Investments	1	7
Inventories	146	104
Stockpiles and ore on leach pads	358	215
Deferred income tax assets	164	109
Other current assets	73	46
Current assets	7,303	7,908
Property, plant and mine development, net	3,026	2,187
Investments	7	6
Investments in subsidiaries	5,306	6,041
Stockpiles and ore on leach pads	512	401
Deferred income tax assets	459	146
Long-term intercompany receivable	62	45
Other long-term assets	223	158
Total assets	16,898	16,892
LIABILITIES
Debt	1
Accounts payable	80	78
Intercompany payable	5,404	5,743
Employee-related benefits	175	149
Income and mining taxes		16
Other current liabilities	161	147
Current liabilities	5,821	6,133
Debt	7	1
Reclamation and remediation liabilities	176	147
Deferred income tax liabilities	23	20
Employee-related benefits	169	384
Other long-term liabilities	20	11
Total liabilities	6,216	6,696
Equity
Newmont stockholders' equity	10,682	10,196
Total equity	10,682	10,196
Total liabilities and equity	16,898	16,892
Newmont USA [Member] | Revision and Co-product Reclassification [Member]
Assets
Trade receivables		34
Intercompany receivable		(776)
Inventories		43
Stockpiles and ore on leach pads		30
Deferred income tax assets	(7)
Other current assets		2
Current assets	(7)	(667)
Property, plant and mine development, net		682
Investments in subsidiaries	(148)	(614)
Stockpiles and ore on leach pads		47
Deferred income tax assets	7
Other long-term assets		14
Total assets	(148)	(538)
LIABILITIES
Accounts payable		19
Intercompany payable		(503)
Other current liabilities		28
Current liabilities		(456)
Reclamation and remediation liabilities		36
Deferred income tax liabilities		4
Employee-related benefits		1
Other long-term liabilities		2
Total liabilities		(413)
Equity
Newmont stockholders' equity	(148)	(125)
Total equity	(148)	(125)
Total liabilities and equity	(148)	(538)
Other Subsidiaries [Member]
Assets
Cash and cash equivalents	1,127	1,219	1,750	1,745
Trade receivables	209	226
Accounts receivable	229	547
Intercompany receivable	5,672	5,465
Investments	55	21
Inventories	571	649
Stockpiles and ore on leach pads	447	541
Deferred income tax assets	86	153
Other current assets	933	1,613
Current assets	9,329	10,434
Property, plant and mine development, net	11,263	15,178
Investments	432	1,440
Investments in subsidiaries	2,807	3,099
Stockpiles and ore on leach pads	2,168	2,448
Deferred income tax assets	844	608
Long-term intercompany receivable	367	564
Other long-term assets	575	648
Total assets	27,785	34,419
LIABILITIES
Debt	33	10
Accounts payable	398	560
Intercompany payable	4,665	5,280
Employee-related benefits	166	190
Income and mining taxes	13	35
Other current liabilities	1,081	1,838
Current liabilities	6,356	7,913
Debt	582	218
Reclamation and remediation liabilities	1,337	1,274
Deferred income tax liabilities	1,138	2,040
Employee-related benefits	149	196
Long-term intercompany payable	3,481	4,172
Other long-term liabilities	322	359
Total liabilities	13,365	16,172
Equity
Newmont stockholders' equity	9,816	13,208
Noncontrolling interests	4,604	5,039
Total equity	14,420	18,247
Total liabilities and equity	27,785	34,419
Other Subsidiaries [Member] | As Previously Reported [Member]
Assets
Cash and cash equivalents	1,127	1,219	1,750	1,745
Trade receivables	209	260
Accounts receivable	229	547
Intercompany receivable	5,672	5,857
Investments	55	21
Inventories	571	692
Stockpiles and ore on leach pads	425	571
Deferred income tax assets	86	153
Other current assets	933	1,615
Current assets	9,307	10,935
Property, plant and mine development, net	11,263	15,860
Investments	432	1,440
Investments in subsidiaries	2,839	3,115
Stockpiles and ore on leach pads	2,211	2,495
Deferred income tax assets	980	685
Long-term intercompany receivable	367	564
Other long-term assets	575	662
Total assets	27,974	35,756
LIABILITIES
Debt	33	10
Accounts payable	398	579
Intercompany payable	4,665	5,945
Employee-related benefits	166	190
Income and mining taxes	13	35
Other current liabilities	1,081	1,866
Current liabilities	6,356	8,625
Debt	582	218
Reclamation and remediation liabilities	1,337	1,310
Deferred income tax liabilities	1,138	2,044
Employee-related benefits	151	197
Long-term intercompany payable	3,481	4,172
Other long-term liabilities	322	361
Total liabilities	13,367	16,927
Equity
Newmont stockholders' equity	9,991	13,782
Noncontrolling interests	4,616	5,047
Total equity	14,607	18,829
Total liabilities and equity	27,974	35,756
Other Subsidiaries [Member] | Revision and Co-product Reclassification [Member]
Assets
Trade receivables		(34)
Intercompany receivable		(392)
Inventories		(43)
Stockpiles and ore on leach pads	22	(30)
Other current assets		(2)
Current assets	22	(501)
Property, plant and mine development, net		(682)
Investments in subsidiaries	(32)	(16)
Stockpiles and ore on leach pads	(43)	(47)
Deferred income tax assets	(136)	(77)
Other long-term assets		(14)
Total assets	(189)	(1,337)
LIABILITIES
Accounts payable		(19)
Intercompany payable		(665)
Other current liabilities		(28)
Current liabilities		(712)
Reclamation and remediation liabilities		(36)
Deferred income tax liabilities		(4)
Employee-related benefits	(2)	(1)
Other long-term liabilities		(2)
Total liabilities	(2)	(755)
Equity
Newmont stockholders' equity	(175)	(574)
Noncontrolling interests	(12)	(8)
Total equity	(187)	(582)
Total liabilities and equity	(189)	(1,337)
Eliminations [Member]
Assets
Intercompany receivable	(13,161)	(14,489)
Deferred income tax assets		(67)
Current assets	(13,161)	(14,556)
Property, plant and mine development, net	(44)	(37)
Investments in subsidiaries	(21,947)	(25,048)
Deferred income tax assets	(526)	(1,141)
Long-term intercompany receivable	(3,633)	(4,516)
Total assets	(39,311)	(45,298)
LIABILITIES
Intercompany payable	(13,161)	(14,489)
Current liabilities	(13,161)	(14,489)
Deferred income tax liabilities	(526)	(1,206)
Long-term intercompany payable	(3,677)	(4,553)
Total liabilities	(17,364)	(20,248)
Equity
Newmont stockholders' equity	(20,259)	(23,186)
Noncontrolling interests	(1,688)	(1,864)
Total equity	(21,947)	(25,050)
Total liabilities and equity	(39,311)	(45,298)
Eliminations [Member] | As Previously Reported [Member]
Assets
Intercompany receivable	(13,161)	(15,657)
Deferred income tax assets		(67)
Current assets	(13,161)	(15,724)
Property, plant and mine development, net	(44)	(37)
Investments in subsidiaries	(22,275)	(25,755)
Deferred income tax assets	(526)	(1,141)
Long-term intercompany receivable	(3,633)	(4,516)
Total assets	(39,639)	(47,173)
LIABILITIES
Intercompany payable	(13,161)	(15,657)
Current liabilities	(13,161)	(15,657)
Deferred income tax liabilities	(526)	(1,206)
Long-term intercompany payable	(3,677)	(4,553)
Total liabilities	(17,364)	(21,416)
Equity
Newmont stockholders' equity	(20,582)	(23,885)
Noncontrolling interests	(1,693)	(1,872)
Total equity	(22,275)	(25,757)
Total liabilities and equity	(39,639)	(47,173)
Eliminations [Member] | Revision and Co-product Reclassification [Member]
Assets
Intercompany receivable		1,168
Current assets		1,168
Investments in subsidiaries	328	707
Total assets	328	1,875
LIABILITIES
Intercompany payable		1,168
Current liabilities		1,168
Total liabilities		1,168
Equity
Newmont stockholders' equity	323	699
Noncontrolling interests	5	8
Total equity	328	707
Total liabilities and equity	$ 328	$ 1,875